Capital and reserves - Merger reserve (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Mar. 11, 2021	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Aggregate consideration for acquisition		¥ 10,257,000	¥ 10,257,000
Merger reserve	¥ (133,394,000)
Merger reserve
Disclosure of classes of share capital [line items]
Merger reserve	128,868,000
MINISO HK | Overseas Entities
Disclosure of classes of share capital [line items]
Aggregate consideration for acquisition	133,394,000			¥ 133,394,000
MINISO HK | Overseas Entities | Merger reserve
Disclosure of classes of share capital [line items]
Merger reserve	¥ 128,868,000